Condensed Consolidated Interim Statements of Changes in Equity (unaudited) - USD ($) shares in Thousands	Total	Number of Common Shares	Equity Reserve	Treasury Shares	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2019		76,592,388
Balance, amount at Dec. 31, 2019	$ 53,923,000	$ 96,396,000	$ 9,391,000	$ (97,000)	$ (4,563,000)	$ (47,204,000)
Statement [Line Items]
At the market issuances, shares		6,730,054
At the market issuances, amount	4,940,000	$ 4,940,000	0	0	0	0
Exercise of warrants, shares		4,659,194
Exercise of warrants, amount	6,412,000	$ 6,528,000	(116,000)	0	0	0
Exercise of options, shares		48,000
Exercise of options, amount	29,000	$ 44,000	(15,000)	0	0	0
Common shares issued for services, shares		675,145
Common shares issued for services, amount	0	$ 0	0	0	0	0
Issuance costs, amount	(254,000)	(254,000)	0	0	0	0
Options cancelled or expired, amount	0	$ 0	(433,000)	0	0	433,000
Carrying value of RSUs exercised, shares		863,901
Carrying value of RSUs exercised, amount	0	$ 650,000	(650,000)	0	0	0
Share-based payments, amount	1,062,000	0	1,062,000	0	0	0
Net loss for the period	(6,097,000)	0	0	0	0	(6,097,000)
Currency translation differences, amount	(92,000)	$ 0	0	0	(92,000)	0
Balance, shares at Sep. 30, 2020		89,568,682
Balance, amount at Sep. 30, 2020	59,923,000	$ 108,304,000	9,239,000	(97,000)	(4,655,000)	(52,868,000)
Balance, shares at Dec. 31, 2019		76,592,388
Balance, amount at Dec. 31, 2019	53,923,000	$ 96,396,000	9,391,000	(97,000)	(4,563,000)	(47,204,000)
Balance, shares at Dec. 31, 2020		89,568,682
Balance, amount at Dec. 31, 2020	59,008,000	$ 108,303,000	9,951,000	(97,000)	(4,810,000)	(54,339,000)
Statement [Line Items]
At the market issuances, shares		10,050,000
At the market issuances, amount	18,497,000	$ 18,497,000	0	0	0	0
Exercise of warrants, shares		1,030,362
Exercise of warrants, amount	1,911,000	$ 1,911,000	0	0	0	0
Exercise of options, shares		264,000
Exercise of options, amount	237,000	$ 364,000	(127,000)	0	0	0
Issuance costs, amount	(388,000)	(388,000)	0	0	0	0
Options cancelled or expired, amount		$ 0	(443,000)			443,000
Carrying value of RSUs exercised, shares		1,330,167
Carrying value of RSUs exercised, amount		$ 1,278,000	(1,278,000)
Share-based payments, amount	1,391,000
Net loss for the period	(4,686,000)
Currency translation differences, amount	$ (128,000)				(128,000)
Balance, shares at Sep. 30, 2021	1,030,362	102,243,211
Balance, amount at Sep. 30, 2021	$ 75,842,000	$ 129,965,000	$ 9,494,000	$ (97,000)	$ (4,938,000)	$ (58,582,000)